Schedule of Supplemental Non-Cash Investing and Financing Activities relating to CDOs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Restricted cash generated from sale of securities	$ 56,629	$ 249,549	$ 336,911
Restricted cash generated from sale of real estate related loans		53,020	125,141
Restricted cash generated from paydowns on securities and loans	274,832	511,276	546,752
Restricted cash used for purchases of real estate securities	143,184	368,893	427,826
Restricted cash used for purchases of real estate related loans	91,481	107,708	384,850
Restricted cash used for repayments of CDO bonds payable	166,845	202,037	101,687
Restricted cash used for repurchases of CDO bonds payable and other bonds payable		143,046	3,213
Restricted cash used for purchases of derivative instruments	408	5,187
Restricted cash generated from margin collateral received			6,550
Restricted cash used to return margin collateral	6,550
CDO Deconsolidation
Real Estate Securities	1,033,016		262,617
Restricted Cash	51,522		37,988
Derivative Liabilities	57,343		20,257
CDO Bonds Payable	$ 1,110,694		$ 336,046